Other Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2025
Other Intangible Asset [Abstract]
Schedule of Other Intangible Asset
	Software	Patent	License	Total
	RMB	RMB	RMB	RMB

December 31, 2024

Cost at January 1, 2024, net of accumulated amortization	10,232	48,089	27,125	85,446
Additions	1,403	-	-	1,403
Amortization provided during the year (note 6)	(2,100)	(7,251)	(1,500)	(10,851)
At December 31, 2024	9,535	40,838	25,625	75,998
At December 31, 2024:
Cost	18,728	93,050	30,000	141,778
Accumulated amortization	(9,193)	(52,212)	(4,375)	(65,780)
Net carrying amount	9,535	40,838	25,625	75,998
December 31, 2025

Cost at January 1, 2025, net of accumulated amortization	9,535	40,838	25,625	75,998
Amortization provided during the year (note 6)	(1,262)	(7,300)	(1,500)	(10,062)
At December 31, 2025	8,273	33,538	24,125	65,936

At December 31, 2025:
Cost	18,728	93,050	30,000	141,778
Accumulated amortization	(10,455)	(59,512)	(5,875)	(75,842)
Net carrying amount	8,273	33,538	24,125	65,936
Net carrying amount in US$	1,183	4,796	3,450	9,429